Employment costs and provisions - Summary of provisions including post-retirement benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [Line Items]
Provisions, beginning balance	$ 1,456	$ 1,558
Adjustment on currency translation	68	(83)
Charged/(credited) to profit:
– increases to existing and new provisions	309	199
– unused amounts reversed	(22)	(12)
Utilised in year	(183)	(133)
Remeasurement gains recognised in other comprehensive income	(65)	(94)
Newly consolidated operations	23	0
Transfers and other movements	29	21
Provisions, ending balance	1,615	1,456
Balance sheet analysis:
Current	473	359
Non-current	1,142	1,097
Total	1,615	1,456
Pensions and post-retirement healthcare
Disclosure of other provisions [Line Items]
Provisions, beginning balance	1,063
Adjustment on currency translation	37
Charged/(credited) to profit:
– increases to existing and new provisions	96
– unused amounts reversed	0
Utilised in year	(75)
Remeasurement gains recognised in other comprehensive income	(65)
Newly consolidated operations	0
Transfers and other movements	0
Provisions, ending balance	1,056	1,063
Balance sheet analysis:
Current	66
Non-current	990
Total	1,056	1,063
Other employee entitlements
Disclosure of other provisions [Line Items]
Provisions, beginning balance	393
Adjustment on currency translation	31
Charged/(credited) to profit:
– increases to existing and new provisions	213
– unused amounts reversed	(22)
Utilised in year	(108)
Remeasurement gains recognised in other comprehensive income	0
Newly consolidated operations	23
Transfers and other movements	29
Provisions, ending balance	559	393
Balance sheet analysis:
Current	407
Non-current	152
Total	559	393
Provision for long service leave	376	313
Provision for redundancy and severance payments	$ 82	$ 24